Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	Note	2020	2019
Credit facility	(b)	$1,568.0	$335.5
Deferred debt transaction costs		(10.9)	(3.7)
		$1,557.1	331.8
Lease liabilities	(c)	208.6	188.7
Long-term debt		$1,765.7	$520.5
Current		$92.3	$42.8
Non-current		1,673.4	477.7
Long-term debt		$1,765.7	$520.5

Schedule of long-term debt maturities

				European	Other
Composite long-term debt denominated in	U.S dollars			euros	currencies
	Long-term
	debt,
	excluding
Years ending December 31 (millions)	leases	Leases	Total	Leases	Leases	Total
2021	$42.5	$14.9	$57.4	$13.4	$22.1	$92.9
2022	267.5	14.4	281.9	11.7	16.1	309.7
2023	30.0	13.1	43.1	7.9	15.7	66.7
2024	30.0	5.4	35.4	5.5	12.5	53.4
2025	1,198.0	4.2	1,202.2	2.9	7.0	1,212.1
Thereafter	—	6.2	6.2	20.1	15.5	41.8
Future cash outflows in respect of composite long-term debt principal repayments	1,568.0	58.2	1,626.2	61.5	88.9	1,776.6
Future cash outflows in respect of associated interest and like carrying costs [1]	173.9	12.4	186.3	13.0	19.8	219.1
Undiscounted contractual maturities (Note 4(c))	$1,741.9	$70.6	$1,812.5	$74.5	$108.7	$1,995.7
(1)

Future cash outflows in respect of associated interest and like carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2020.

Credit Facility
Long-term debt
Schedule of details of long-term debt

	2020			2019
	Revolving	Term loan		Revolving	Term loan
As at December 31 (millions)	component	component(1)	Total	component	component(1)	Total
Available	$132.0	N/A	$132.0	$121.0	N/A	$121.0
Outstanding
Due to TELUS Corporation	$65.1	75.0	140.1	—	—	—
Due to Other	652.9	775.0	1,427.9	229.0	106.5	335.5
	$850.0	$850.0	$1,700.0	$350.0	$106.5	$456.5
(1)

We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64% plus applicable margins (see Note 4(g) - Derivative).